Shareholder Report, Holdings (Details) - C000243188 [Member]	Jul. 31, 2024
Centene Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Molina Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Valero Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Lockheed Martin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PayPal Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
SS&C Technologies Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Gilead Sciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Comcast Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Electronic Arts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%